Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allstate 401(k) Savings Plan
Cost allocated to Allstate 401(k) Savings Plan	$ 743	$ 953	$ 1,000
Pension benefits
Benefit Plans
Allocated Cost (Credit)	$ 303	$ 609	$ 439